As filed with the Securities and Exchange Commission on March 1, 1999
                                                                File No. 2-17277
--------------------------------------------------------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form N-1A

REGISTRATION STATEMENT Under THE SECURITIES ACT of 1933                [X]
         Pre-Effective Amendment No.                                   [ ]
         Post-Effective Amendment No. 44                               [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
         Amendment No. 23                                              [X]


                        (Check appropriate box or boxes)

                                 SIFE Trust Fund
               (Exact Name of Registrant as Specified in Charter)

     100 North Wiget Lane                                 (800) 231-0356
 Walnut Creek, California 94598                           (925) 988-2400
(Address of Principal Executive                  (Registrant's Telephone Number,
   Offices, with Zip Code)                             including Area Code)


                                 Bruce W. Woods
                                 SIFE Trust Fund
                              100 North Wiget Lane
                             Walnut Creek, CA 94598
                     (Name and address of Agent for Service)

                         ------------------------------

It is proposed that this filing will become effective (check appropriate box):

     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on April 30, 1999 pursuant to paragraph (b)
     [x] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on April 30, 1999 pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     ---------------------------------------------------------------------------

                     Please Send Copy of Communications to:

                            Mitchell E. Nichter, Esq.
                              Kelvin K. Leung, Esq.
                       Paul, Hastings, Janofsky Walker LLP
             345 California Street, San Francisco, California 94104
                                 (415) 835-1600

                                 SIFE Trust Fund
                      Contents of Post-Effective Amendment


This post-effective amendment to the registration statement of the Registrant contains the following documents:

Facing Sheet

Contents of Post-Effective Amendment

Part A - Prospectus for Class A-I Shares, Class A-II Shares, Class B Shares and Class C Shares of SIFE Trust Fund

Part B - Statement of Additional Information for Class A-I Shares, Class A-II Shares, Class B Shares and Class C Shares of SIFE Trust Fund

Part C - Other Information

Signature Page

Exhibits

                       ===================================

   Part A - Prospectus for Class A-I Shares, Class A-II Shares, Class B Shares
                      and Class C Shares of SIFE Trust Fund

                       ===================================

                                  [SIFE LOGO]


                                      SIFE

                                   TRUST FUND


          Prospectus

          April 30, 1999

          Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representations to the contrary is a criminal offense.

          Contents
          ----------------------------------------------------------------------


          The Fund 3

          Past Performance 4

          Fees & Expenses 5

          Additional Risk Factors 7

          Management 8

          Your Account 9

          How Sales Charges are Calculated 10

          Sales Charge Reductions and Waivers 12

          Opening and Contributing to An Account 14

          Redeeming From an Account 15

          Additional Investor Services 18

          Pricing, Distribution, and Tax Information 20

          Transaction and Account Policies 22

          Financial Highlights 24

          The Fund
          ----------------------------------------------------------------------


          Goal/Approach

          The Fund seeks to conserve capital and provide capital growth consistent with prudent investment management practices by concentrating not less than 30% of the Trust Fund's assets in the equity securities of financial institutions, and the remainder in the equity securities of a diverse portfolio of enterprises regarded by the Fund as "stable growth" companies.

          Investment Strategy

          The Fund's strategy is to identify well managed companies that have capital growth potential due to factors such as undervalued assets or earning potential, the development and demand of new products and services, favorable operating ratios, resources for expansion, management abilities, improved competitive position, and favorable overall business prospects. This is accomplished, in part, by analysis of corporate financial information, in-house financial modeling, meetings with the management of potential investments, and use of outside research sources.

          Risk Factors

          As with any mutual Fund, the value of your investment will fluctuate in value and you may even lose money. By investing in stocks, the Fund's share price may be volatile, particularly due to the sudden decline in a holding's price or a general decline in the overall stock market. Since this Fund concentrates on a single sector, its performance is largely dependent on the financial industry sector's performance. This performance may differ from that of the overall stock market.

          In comparison to the overall stock market, the value of shares of financial companies owned by the Fund, and therefore, the Fund's share value is more likely to be adversely affected by falling interest rates and/or deteriorating economic conditions. Additionally, the industries held by this Fund are subject to greater regulation than the average industries in the overall stock market. Changes in government regulation may adversely affect this Fund more than others.

          Past Performance
          ----------------------------------------------------------------------


          The chart and tables below show the Fund's annual returns and performance for the last 10 years. The chart shows how the Fund's performance has varied from year to year. The first table shows the Fund's best and worst quarters during that time period, while the second table compares the Fund's performance with that of the S&P 500 Index, a widely recognized unmanaged index of stock performance.

          Please remember that a fund's past performance is not necessarily an indication of how a fund will perform in the future.

          Total Return (per calendar year):

            1989      1990     1991     1992     1993     1994     1995     1996     1997       1998
-----------------------------------------------------------------------------------------------------
Series 1    20.2%    -22.1%    47.3%    33.9%     9.3%    -1.5%    49.9%    27.4%    44.8%      5.10%

          The Returns shown in the chart above are for Class A-I shares of the Fund and calculated without taking into consideration the sales load. If these amounts were reflected, the return would be less than those shown. The returns for the other classes will be lower because of different expenses and sales load structures.

          Highest and Lowest Quarterly Return:

                                       Quarter Ending
          Highest        19.6%         December 31, 1998
          Lowest        -22.8%         September 30, 1990

          Average Annual Total Returns (through December 31, 1998)

                                 1 Year      5 Years     10 Years

          Class A-I*              5.14%       23.41%      19.17%

          Class A-II              4.73%        N/A         N/A

          Class B                 4.07%        N/A         N/A

          Class C                 3.57%        N/A         N/A

          S&P 500 Index          28.58%       24.06%      19.21%

          * Fund return does not assume any sales load.

          Fees & Expenses
          ----------------------------------------------------------------------


          As an investor, you pay certain fees and expenses in connection with an investment in the Fund. These fees are broken down in the table below. The shareholder transaction fees are paid directly from your account, while the annual Fund operating expenses are paid out of Fund assets, so their effect is included in the share price.

                                                 Class  Class   Class  Class
          Shareholder Fees                        A-I    A-II     B      C

          (as a percentage of offering price)
          Maximum Sales Charge Imposed on
            Purchases(1)                         5.00%   5.00%   none   1.00%

          (as a percentage of assets)
          Maximum Deferred Sales Charge          none    none    5.00%  none

          Maximum Sales Charge Imposed on

          Reinvested Dividends                   none    none    none   none

          (as a percentage of amount redeemed)
          Redemption Fee(2)                      none    none    none   1.00%(3)

          Exchange Fee                           none    none    none   none


                                                 Class  Class   Class  Class
          Annual Fund Operating Expenses          A-I    A-II     B      C

          Management Fees                        1.25%   1.25%   1.25%  1.25%

          12b-1 Distribution Fees                none    0.25%   0.75%  0.75%

          Shareholder Servicing Fees             none    none    0.25%  0.25%

          Total Fund Operating Expenses          1.25%   1.50%   2.25%  2.25%

          ---------------
          (1) Sales charges vary, depending on the dollar amount invested. Please see the section "How Sales Charges are Calculated" for an explanation of reduced sales charges.

          (2) Does not include any fees for wire redemptions.

          (3) Only charged on amounts redeemed within one year from purchase and on the lesser of either the current value or the original investment. Investments redeemed more than one year after purchase will not be subject to this redemption fee.

          ----------------------------------------------------------------------

          Examples of Expenses

          These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

          They assume that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. For Classes with a Deferred Sales Charge or Redemption Fee, the cost will differ depending on whether or not a redemption is made at the end of the period. For those Classes an example is included with no redemption. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

                                        1 Year    3 Years   5 Years    10 Years

          Class A-1                     $ 621     $  877    $ 1152     $ 1936

          Class A-II                    $ 645     $  950    $ 1278     $ 2201

          Class B(4)
               Assuming Redemption      $ 742     $ 1029    $ 1434     $ 2585
               Assuming No Redemption   $ 223     $  703    $ 1205     $ 2585

          Class C
               Assuming Redemption      $ 328     $  696    $ 1193     $ 2559
               Assuming No Redemption   $ 326     $  796    $ 1293     $ 2659

          -------------
          (4) This example assumes that Class B shares convert to Class A-II on the sixth anniversary of purchase, as they normally would.

          Additional Risks
          ----------------------------------------------------------------------


          Year 2000 Issues

          The Fund and its service providers depend on the smooth functioning of its computer systems. Unfortunately, because of the way dates are encoded and calculated, many computer systems in use today cannot recognize the year 2000, but revert to 1900 or another incorrect date. A computer failure due to the year 2000 problem could negatively impact the handling of securities trades, pricing and account services.

          The Fund's software vendors and service providers have assured it that their systems will be adapted in sufficient time to avoid serious problems. There can be no guarantee, however, that all of these computer systems will be adapted in time. We do not expect year 2000 conversion costs to be substantial for the Fund, because those costs are borne by the Fund's vendors and service providers and not directly by the Fund. Furthermore, brokers and other intermediaries that may hold shareholder accounts may still experience incompatibility problems. The Fund is in the process of putting in place a contingency plan to evaluate potential vendors and service providers if the existing vendors and service providers fail to adequately adapt their systems in a timely manner. It is also important to keep in mind that year 2000 issues may negatively impact the companies the Fund invests in and by extension the value of the shares held in the Fund. Lastly, please note that financial industry stocks may experience greater year 2000 volatility due to transactions in anticipation of year 2000 and a greater dependence on technology than the overall stock market.

          Defensive Investments

          The Fund may invest up to 70% of its assets in cash for temporary definsive purposes. By taking a defensive position, the Fund may not achieve its goal of capital appreciation and runs the risk of reducing potential returns from an upswing in the market.

          Management
          ----------------------------------------------------------------------


          SIFE, a California Corporation, is the investment advisor, underwriter, and distributor for SIFE Trust Fund. SIFE is located at 100 North Wiget Lane, Walnut Creek, CA 94598. Founded in 1960, SIFE has managed the Fund since 1962 and is paid a flat fee of 1.25% of average daily assets for investment advice given to the Fund. For the year ended December 31, 1998, the Fund paid SIFE $14,504,536.

          SIFE's asset management philosophy is based on the belief that discipline and consistency are important to investment success. SIFE seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide the Fund with a stable identity.

          SIFE's portfolio team is composed of Michael J. Stead, Scott Edgar, and Laurie Buntain. Michael J. Stead, the Chief Investment Officer, has managed the Fund since January 1995. He joined SIFE after working over 15 years in the banking industry. Scott Edgar, the Director of Research, has been with SIFE since 1993. Previous to this Mr. Edgar worked for an investment advisor the Director of Research. Lauri Buntain, the Head Analyst, has been with SIFE since 1995. Prior to this she spent 8 years working as a research analyst for various securities firms.

          Choosing a Share Class
          ----------------------------------------------------------------------


          SIFE Trust Fund offers four different classes of shares, Class A-I, Class A-II, Class B, and Class C. Each class has its own fee structure, as outlined below, allowing you to choose the one that best meets your requirements. For more details please see the section titled "How Sales Charges are Calculated." Also your financial representative can help you decide which share class is best for you.

          The minimum initial investment in the Fund is $200, and the minimum subsequent investment is $50. If you buy shares through a broker or investment advisor, different minimums may apply.

          Class A-I

               o This class is closed to new investors and is only available to:

               o investors with accounts established prior to May 1, 1996, and

               o directors, employees, and registered representatives of the Fund and SIFE, their immediate family members, and any employee benefit plan established for such people.

               o This class has a front-end sales charge. There are several ways to reduce this charge, described under "Sales Charge reductions and waivers" following this section.

               o  This class has lower annual expenses than the other classes.

          Class A-II

               o  This class is available to all investors.

               o This class has a front-end sales charge. There are several ways to reduce this charge, described under "Sales Charge Reductions and Waivers" following this section.

          Class B

               o  This Class is Available to All Investors.

               o There is No Front-end Sales Charge; Allowing All of Your Money Goes to Work for You Right Away.

               o  Higher Annual Expenses Than Class A-ii Shares.

               o a Contingent Deferred Sales Charge That Declines From 5% to 0% Over Six Years.

               o Automatic Conversion to Class A-ii Shares On the Sixth Anniversary of Purchase, Reducing Annual Expenses.

               o This Class is Best Suited for Investors That Intend to Hold Their Shares for At Least 6 Years.

          Class C

               o  This Class is Available to All Investors.

               o  Reduced Front-end Sales Charge of 1%.

               o  Higher Annual Expenses Than Class A-ii Shares.

               o a Redemption Charge of 1% for Shares Redeemed Less Than One Year From Purchase.

               o This Class is Best Suited for Investors Who Intend to Hold Their Shares for a Short Time.

          How Sales Charges are Calculated
          ----------------------------------------------------------------------


          Class A-I and Class A-II

          Class A-I and Class A-II are sold at net asset value per share plus a sales charge as set out in the table below. It should be noted that there is no sales charge on shares acquired from dividends or reinvestment.

            Class A-I & A-II Sales Charges

                                                 As a % of          As a % of
            Your Investment                   offering price     your investment

            Up to $99,999                         5.00%              5.26%
            $100,000 - $249,999                   4.00%              4.17%
            $250,000 - $499,999                   3.00%              3.09%
            $500,000 - $999,999                   2.50%              2.56%
            $1,000,000 and over                   none               none

          Class B

          Class B shares are offered at their net asset value per share, without any initial sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares you sell within six years of purchase. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the lessor of the original purchase cost or the current market value of the shares being sold and is deducted for the net asset value per share at the time of redemption. The longer the time between the purchase and sale of shares, the lower the rate of the CDSC. The following chart sets out how the CDSC charges apply over time:

          Class B CDSC
          (as a percentage of dollar amount)

          Years after purchase              CDSC on shares being sold
          --------------------              -------------------------
          1st year                                   5.00%

          2nd year                                   4.00%

          3rd and 4th years                          3.00%

          5th year                                   2.00%

          6th year                                   1.00%

          after 6 years                              none

          On the sixth anniversary after purchase class b shares will automatically convert to class a-ii shares. This will result in the total fund operating expenses being reduced from the 2.25% Charged on class b accounts to the 1.50% Charged on class a-ii accounts.

          To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no cdsc. If there are not enough shares with no CDSC, we will sell those shares that have the lowest CDSC first.

          ----------------------------------------------------------------------


          Class C

          Class C shares are offered at their net asset value per share, without any initial sales charge. However, you may be charged a CDSC of 1% on shares that you sell within one year of purchase. There is no CDSC on shares acquired through reinvestment or dividends. The CDSC is based on lesser of the original purchase cost or the current market value of shares being sold.

          To keep you costs as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC.

          Sales Charge Reductions and Waivers
          ----------------------------------------------------------------------


          Reducing Your Class A-I And A-II Sales Charges

          There are two ways that you can combine multiple purchases of Class A-I or Class A-II shares to take advantage of the breakpoints in the sales charge schedule. These two ways can be combined in any manner.

               o Accumulation Privilege- This allows you to add the value of any class of shares that you already own to the amount of your next purchase of the same class for the purpose calculating the sales charge.

               o Letters of Intention (LOI) - This allows you to purchase shares in a class of the Fund over a 13th month period and receive the same sales charge as if all the shares had been purchased at the same time. An LOI may include purchases made up to 90 days before entering into the LOI.

               o Combination Privilege - Both the Accumulation Privilege and the LOI may be combined with purchases from other classes to minimize the sales charge on Class A-I and Class A-II purchases. Accounts that may be combined for this purpose include all accounts that are:

                    1)   identified   by  the  same   Social   Security  or  tax
                         identification number,

                    2) owned by the Investor's spouse, minor children, or any company 100% owned by the investors; or

                    3) fiduciary accounts, such as IRA or employee benefit accounts controlled by the Investor.

            Waivers for Class A-ii Purchases

            Subject to approval of the Management Company sales charges do not apply to Class A-II purchases:

                    (1) by a governmental agency or authority prohibited by law from paying certain front-end sales charges (governmental agencies or authorities prohibited by law from paying distribution fees are entitled to purchase Class A-I shares);

                    (2)  in  accounts  which  a  bank,   investment-advisor   or
                         broker-dealer charges an advisory, account management or administration fee;

                    (3) by registered representatives, bank trust officers, and other employees (and their immediate families) of investment professionals having agreements with the Management Company, provided shares are not resold;

                    (4) by not for profit organizations, as defined by Section 501(c)(3) of the Internal Revenue Code, investing $50,000 or more;

                    (5) by an insurance company separate account used to fund annuity contracts purchased by employee benefit plans which have more than 25 participants or $1,000,000 or more invested in the Trust Fund;

                    (6) by a single account covering a minimum of 25 participants or $1,000,000 or more invested in the Trust Fund and representing a defined benefit plan, defined contribution plan, cash

          ----------------------------------------------------------------------


                         or deferred plan qualified under 401(a) or 401(k) of the internal revenue code;

                    (7)  by  a   trust   institution   (including   bank   trust
                         departments) investing $250,000 or more on their own behalf or on the behalf of others;

                    (8) by an account as to which a bank, broker-dealer, third party administrator or investment adviser charges an account management fee; or

                    (9) through a "wrap account" or other similar fee-based program;

                    (10) by investors with accounts  established prior to May 1,
                         1996, who have elected to stay in this class; or

                    (11) by directors, employees, and registered representatives of the fund and SIFE, their immediate family members, and any employee benefit plan established for such persons.

          Waivers for Class B Contingent Differed Sales Charge and Class C Redemption Fees

          SIFE will waive the CDSC on Class B and shares and the redemption on Class C shares in the following cases:

             (i) if the redemption is made within one year of death or disability of the account holder,

             (ii) to the extent that the redemption represents a minimum required distribution from a retirement plan once you have attained the age of 70(degree),

             (iii) if the withdrawal is made under a systematic withdrawal plan, provided that such a systematic withdrawal is limited to no more than 12% of the annual beginning account value,

             (iv) in the case of tax-exempt employee benefit plans, if the Internal Revenue Service or the Department of Labor, as the case may be, determines by rule or regulation that continuation of the investment in such shares would be improper, or

             (v) if, in the case of Class B shares, such a withdrawal is followed by a reinvestment in Class B shares within 60 days of the initial redemption.

          Opening and Contributing to an Account
          ----------------------------------------------------------------------


          Steps for opening an account with SIFE:

          1)  Read this prospectus carefully.

          2) Determine how much and what Class of shares you wish to invest in. The minimum initial investment amount to open an account with SIFE is:
              o    $200 for a regular account
              o    $200 for a retirement account
              o no minimum for an account opened with a systematic purchase plan (see the section titled "Additional Services")

          3) Complete the appropriate parts of the account application, carefully following the instructions. If you have any questions, please contract your financial representative or call SIFE's Investor Services Division at 1-800-231-0356.

          4) Complete the appropriate part of the account privileges section of the application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

          5) Make your initial investment using the tables on the following pages. You and your financial initiate any purchase, exchange, or sale of shares.

          Please be aware that purchase and redemption requests received before 1:00 p.m. Pacific Time will receive the valuation of that days closing. Purchase and redemption requests received after 1:00 p.m.
          Pacific Time will receive the following  day's closing price.


          Opening an Account                                                 Adding to an Account
           By Check
          o Make out a check for the investment  amount,  payable            o Make out a check for the investment  amount,  payable
            to "SIFE Trust Fund".                                              to "SIFE Trust Fund".
          o Deliver the check and completed  application  to your            o Fill  out  the   detachable   slip  from  an  account
            financial representative, or mail to Boston Financial              statement.  If no slip is  available,  include a note
            Data  Services  (address  on  back  of  Trust  Fund".              specifying  your share class,  account number and the
            prospectus).                                                       name(s) in which the account is registered.
          o Please  note that SIFE does not  accept  third  party            o Deliver the check to your  financial  representative,
            checks.                                                            or mail to Boston Financial Data Services (address on
                                                                               back of prospectus).


           By Exchange

          o Call your financial representative or SIFE's Investor            o Call your financial representative or SIFE's Investor
            Services at 1-800-231-0356 to request an exchange.                 Services at 1-800-231-0356 to request an exchange.


           By Wire

          o Deliver the check and completed  application  to your            o Instruct  your  bank  to  wire  the  amount  of  your
            financial representative, or mail to Boston Financial              investment to:
            Data Services (address on back of prospectus).                             SIFE Trust Fund
          o Obtain your account  number by calling your financial                      Account #
            representative  or  SIFE's  Investor  Services.  SIFE                      Routing #
            Trust Fund                                                         Specify  the  share  class,  account  number  and the
          o Instruct  your  bank  to  wire  the  amount  of  your              name(s) in which the Routing # account is registered.
            investment to:                                                     Your bank may charge a fee to wire funds.
                    SIFE Trust Fund
                    Account #
                    Routing #
            Specify  the  share  class,  account  number  and the
            name(s) in which the Routing # account is registered.
            Your bank may charge a fee to wire funds.


           By Phone

            o See "By Wire" and "By Exchange".                               o Verify that your bank or credit  union is a member of
                                                                               the Automated Clearing House (ACH) system.
                                                                             o Complete the "Invest by Phone" and "Bank Information"
                                                                               sections on your account application.
                                                                             o Call  SIFE's  Investor  Services to verify that these
                                                                               features are in place on your account.
                                                                             o Tell the Investor Services  representatives the share
                                                                               class,  account  number,  and  name(s)  in which  the
                                                                               account is registered  and the amount you wish to add
                                                                               to your investment.

14



            Redeeming from an Account
          --------------------------------------------------------------------------------------------------------------------------


          Designed for Redemptions                                           To sell some or all of your shares
           By Letter

          o Sales of any amount.                                             o Write a letter of  instruction  indicating  the share
                                                                               class,  account number,  and the name(s) in which the
                                                                               account is registered  and the dollar value or number
                                                                               of shares you wish to sell.

                                                                             o Include all  signatures or any  additional  documents
                                                                               that may be required  (see  "Additional  Requirements
                                                                               for Written Requests Redemptions").

                                                                             o Mail the materials to SIFE's Investor Services.


                                                                             o A check will be mailed to the  name(s) and address in
                                                                               which  the  account  is   registered,   or  otherwise
                                                                               according to your letter of instruction.


           By Phone

          o Sales of up to  $100,000.                                        o Call  SIFE's  Investor  Services  between  7:30am and
                                                                               5:00pm (PT) on most business days.


           By Exchange

          o Sales of any type.                                               o Call  your  financial   representative   or  Investor
                                                                               Services to request an exchange.

                                                                                                                                  15



          --------------------------------------------------------------------------------------------------------------------------

          Additional Requirements for Written Redemption Requests

          Type of Seller                                                     Requirement

          Owners  of  individual,   joint,  sole  proprietorship,            o Letter of instruction.
          UGMA/CUTMAs or general partner accounts.

                                                                             o On the  letter,  the  signatures  and  titles  of all
                                                                               persons  authorized to sign for the account,  exactly
                                                                               as the account is registered.

                                                                             o Signature guarantee if applicable (see Pg 17).


          Owners of Corporate or Association Accounts.                       o Letter of instruction.

                                                                             o Corporate  resolution,   certified  within  the  past
                                                                               twelve months.

                                                                             o On the letter and the  resolution,  the  signature of
                                                                               the person(s) authorized to sign for the account.

                                                                             o Signature guarantee if applicable (see Pg 17).


          Trustees of Trust Accounts.                                        o Letter of instruction.

                                                                             o On the letter, the signature(s) of the trustee(s).


                                                                             o If the names of all  trustees are not  registered  on
                                                                               the account,  please also provide a copy of the trust
                                                                               document certified with the last twelve months.

                                                                             o Signature guarantee if applicable (see Pg 17).


          Joint  Tenancy   shareholders   whose   co-tenants  are            o Letter of instruction by surviving tenant.
          deceased.

                                                                             o Copy of death certificate.

                                                                             o Signature guarantee if applicable (see Pg 17).


          Executors of estates.                                              o Letter of instruction signed by executor.

                                                                             o Copy of order appointing executor.

                                                                             o Signature guarantee if applicable (see Pg 17).


          Administrators,   conservators,  guardians,  and  other            o Call 1-800-231-0356 for instructions.
          sellers or account types not listed above.

          ----------------------------------------------------------------------

          Signature Guarantee

          As set out above, a signature guarantee is required for the following types of written requests for redemption:

          o amounts of $100,000 or more,

          o checks made payable to someone other than the account holder(s),

          o to initiate or change systematic redemptions from the Fund,

          o checks mailed to an address different than the address of record for the account, or

          o if the account registration has changed within the past 30 days.

          A signature guarantee may be obtained from most commercial banks, trust companies, savings and loan associations, federal savings banks, broker/dealers or other eligible financial institutions. Please note that a notary public may not provide a signature guarantee. Additional documentation may be required for redemptions made by corporations, executors, administrators, trustees, guardians and qualified plan administrators.

          Additional Investor Services
          ----------------------------------------------------------------------


          Systematic Purchase Plan

          The Systematic Purchase Plan lets you make regular investments from your bank account (minimum of $50) automatically on a monthly or quarterly basis. Systematic Purchase Plans will take effect the month following the completion of an application to participate in the plan. To establish a Systematic Purchase Plan:

          o Complete the appropriate section of your account application.

          o If you are using this Plan to open an account, please attach a check ($50 minimum) made to "SIFE Trust Fund." This check will be used to open your account with SIFE. The automatic purchases will begin the month following the completion of the application to participate.

          o You may terminate your participation in the Plan at any time by calling or writing SIFE.

          Systematic Withdrawal Plan

          The Fund offers a Systematic Withdrawal Plan which permits you to receive (either by check or by electronic funds transfer) periodic payments of $100 or more from your account on a monthly or a quarterly basis.

          o In order to establish a Systematic Withdrawal Plan, for new a account please fill out the relevant portion of the application.

          o To establish a Plan on an existing account call SIFE's Investor Service Department and you will be sent a service option form to complete.

          o Class B and C shares may be eligible for CDSC waivers under this type of withdrawal plan. Please see the section titled "Sales Charge Waivers and Reductions" for information on these waivers.

          o Purchases on Class A-I and Class A-II shares is disadvantageous for you during a period of systematic withdrawal because sales charges will be charged on new purchases.

          Retirement Plans

          In addition to retirement accounts, SIFE offers a range or retirement plans, including Traditional and Roth IRAs, Simple IRAs, Education IRAs, SEPs, and 403(b) plans.

          Investor Information Meetings

          SIFE periodically holds information meetings for investors. During these meetings we attempt to explain recent market performance, investing philosophy, our investment planning and to answer questions that investors may have. Please call your sales representative or SIFE's Investor Services to find out when these meetings will occur.

          Walk-in Transactions

          If you wish, you may purchase shares or redeem all or part of your SIFE account in person at SIFE's offices in Walnut Creek, California. In order to receive that day's closing price for redemptions, you must complete your redemption request at SIFE by 1:00 p.m. Pacific time.

          ----------------------------------------------------------------------

          Money Market Fund

          SIFE offers the SSGA Money Market Fund for investors wishing to exchange funds from their Class A-I and Class A-II shares into a money market fund. Money that is transferred from SIFE shares to the SSGA Money Market Fund may be moved back into the same class of SIFE shares with no sales charge. Please note that when moving money into the money market, you must leave at least $200 in SIFE shares. Also, exchanges between the fund and the SSGA Money Market Fund are taxable events.

          Characteristics of a Investment in the Trust Fund

          When opening your account you may specify a beneficiary potentially providing for post-mortem transfers outside of the probate process. You should be aware that probate processes and beneficiary designations vary by jurisdiction which may affect the characteristics of the treatement of the distributions or transfers. Please consult a qualified estate planning professional for advice on how Fund's Trust characteristics may be affected by the laws of your jurisdiction. Be aware that Class A-II shares will be issued to beneficiaries of Class A-I.

          Pricing, Distribution and Tax Information
          ----------------------------------------------------------------------


          Calculation of Net Asset Value

          The net asset value ("NAV") per share of the Fund is normally computed at the close of trading (typically 1:00 p.m. Pacific time) of each day that the New York Stock Exchange is open. This value is determined for each class by dividing that class's net assets by the number of shares outstanding. The value of the assets is based on either the closing price on the exchange on which they are primarily traded, or the last available sale price. If either of these prices are unavailable the closing bid price is used for valuation.

          Please be aware that purchase and redemption requests received before 1:00 p.m. Pacific time will receive that day's closing NAV. Purchase and redemption requests received after 1:00 p.m. Pacific time will receive the following day's NAV.

          Distributions Of Income And Capital Gains

          Normally any net investment income will be distributed to you on the last day of February, May, August, and December. Short-term capital gains are normally allocated to your account on the last business day of December and long-term capital gains are normally allocated to your account on last business day of November.

          Please be aware that unless SIFE receives instructions otherwise, we will automatically reinvest all dividends in additional shares of the same class. Also, as explained in the section "How Sales Charges are Calculated," there is no sales charge on reinvested dividends.

          Tax Matters

          Taxation of Dividends

          The fund has qualified as, and intends to continue to qualify as, a regulated investment company under the Internal Revenue Code. This means that the Fund does not pay any federal income tax on earnings which are distributed to you. As a consequence, earnings you receive from the Fund, whether they are reinvested or received as cash, are generally considered taxable to you. Earnings from income and short-term capital gains are generally taxable to you as ordinary income, while earnings from long-term capital gains are taxable as capital gains (which may be taxable at different rates depending on the length of time the fund holds its assets).

          A Form 1099 is mailed to you every January that details your short and long-term capital gains for the previous year and their federal tax category. You should verify this form with your tax professional to see how these earnings apply to your specific tax situation.

          Taxation of Sales and Exchanges

          Any time that you sell or exchange shares in the Fund, it is considered a taxable event. Depending on the purchase price, earnings while you own the shares, and the price of the shares when you sell or exchange them, you may have either a gain or a loss from the transaction. You are responsible for any tax liabilities that occur as a result of your transactions.

          ----------------------------------------------------------------------


          Due to the complexity of determining any gains or losses that result from selling or exchanging shares in the fund, SIFE strongly recommends that you consult a tax professional to help you establish any tax liability that may result.

          Sales Compensation

          Class A-II, Class B, and Class C shares of the Fund have each adopted a plan under Rule 12b-1 ("12b-1" refers to the federal securities law authorizing this type of fee") that allows the Fund to pay distribution and other fees for the distribution of its shares and for services provided to shareholders. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

          Compensation payments originate from two sources, sales charges and annual 12b-1 fees. Presently SIFE charges 12b-1 fees on Class A-II, Class B, and Class C shares. These fees vary by class according to the 12b-1 plans adopted by the Fund's independent Trustees. The amount of the 12b-1 fees is set out in the "Expenses" section of this prospectus.

          Transaction and Account Policies
          ----------------------------------------------------------------------


          Purchase and Sell Prices

          When you purchase shares of the Fund, you pay NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges or redemption fees. Please be aware the certain broker dealers may charge transaction fees in addition to the fees listed in this Prospectus.

          Execution of Requests

          SIFE is open, from 8:00 a.m. to 5:00 p.m. Pacific time, each day that the New York Stock Exchange is open. Buy and sell requests received before 1:00 p.m. Pacific time will normally be processed at that day's closing price. Requests received after 1:00 p.m. Pacific time will normally be processed at the following day's closing price.

          In unusual circumstances, the Fund may temporarily suspend the processing of sell requests, or postpone payments of proceeds for up to five business days, as permitted by federal securities laws.

          Redemption proceeds are normally sent no later than next business day following the redemption request. However, in certain circumstances, proceeds may take up to five business days to be sent.

          Receipt of Proceeds by Wire Transfer

          If you wish, redemptions in amounts greater than $5,000 may be sent by wire transfer to any bank previously designated by you on your account application. Wire transfers normally will be sent the next business day following the processing of a redemption, however, in certain circumstances they may take up to five days to be sent.

          SIFE does not presently charge a fee for redemptions sent by wire transfer, but reserves the right to impose such a fee in the future. Please be aware that your bank may charge you a fee for wire services.

          Telephone Transactions

          Telephone redemption and exchange privileges are automatically provided when you open your account. If you do not wish to have these privileges please either indicate that on your account application or complete an Account Service Option Agreement Form and return it to SIFE. For your protection, telephone requests may be recorded in order to verify their accuracy. In addition, SIFE will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other Taxpayer ID number, and other information as may be reasonable or necessary to verify identity. However, SIFE may still refuse a telephone redemption if SIFE feels it is appropriate to do so.

          If reasonable measures have been taken, SIFE is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection, telephone transactions are not permitted on accounts whose name or address information has changed within the past 30 days. Proceeds from telephone transactions will only be mailed to the address of record. SIFE reserves the right to change these policies after 30 days written notice.

          ----------------------------------------------------------------------


          No Sales Charge Repayment Privilege

          If you are invested in Class A-I or Class A-II shares you have the privilege of repurchasing shares previously redeemed with no sales charge, up to the dollar amount of shares previously redeemed. Any repurchases made under this privilege must be noted on the check as a "repayment." Please be aware that not all brokers reconize this repayment privilage and that SIFE may terminate this right with respect to new redemptions upon 90 days notice to shareholders.

          Sales in Advance of Purchase Payments

          When you place a request to sell shares for which the purchase money has not yet been collected, SIFE will execute the request, but will not release the proceeds of the sale until the purchase payment clears. This process may take up to 20 business days after the purchase.

          Small Accounts

          If you draw down a non-retirement account so that its total value is less than $200, you may be asked to purchase more shares within 30 days. If you do not take action, your account may be closed and the proceeds sent to you. You will not be charged a CDSC if your account is closed for this reason, and your account will not be closed if its drop in value is due to Fund performance or the effects of sales charges.

          Financial Highlights
          ----------------------------------------------------------------------


          The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions.) The information for 1996 through 1998 was audited by_____________ LLP, whose report along with the Fund's financial statement, is included in the annual report, which is available upon request.


                                                       SELECTED PER SHARE DATA
                                           (For one share outstanding during the period):

                                                          Class A-I                  Class A-II        Class B(1)   Class C(1)
                                              ---------------------------------  -------------------  ------------  ------------
          Years Ended December 31              1998   1997   1996   1995   1994   1998   1997  1996(2) 1998   1997   1998   1997
                                              -----  -----  -----  -----  -----  -----  -----  -----  -----  -----  -----  -----
          Net asset value, beginning of
            period                            $6.45  $4.86  $4.58  $3.55  $3.83  $6.46  $4.86  $4.73  $6.45  $5.41  $6.46  $5.41
                                              -----  -----  -----  -----  -----  -----  -----  -----  -----  -----  -----  -----

          Income from investment
            operations:

          Net investment income                0.07   0.08   0.09   0.10   0.09   0.05   0.07   0.07    --    0.01    --    0.01

          Net realized and unrealized
          gain (loss) on  investments          0.24   2.07   1.16   1.68  (0.13)  0.23   2.07   1.01   0.24   1.53   0.21   1.54
                                              -----  -----  -----  -----  -----  -----  -----  -----  -----  -----  -----  -----

          Total from investment
          operations                           0.31   2.15   1.25   1.78  (0.04)  0.28   2.14   1.08   0.24   1.54   0.21   1.55
                                              -----  -----  -----  -----  -----  -----  -----  -----  -----  -----  -----  -----

          Less distributions to investors:

          Dividends from net investment
          income                              (0.07) (0.08) (0.09) (0.10) (0.09) (0.05) (0.06) (0.07)   --   (0.02)   --   (0.02)

          Distributions from capital gains    (0.43) (0.48) (0.88) (0.65) (0.15) (0.43) (0.48) (0.88) (0.43) (0.48) (0.43) (0.48)
                                              -----  -----  -----  -----  -----  -----  -----  -----  -----  -----  -----  -----

          Total distributions                 (0.05) (0.56) (0.97) (0.75) (0.24) (0.48) (0.54) (0.95) (0.43) (0.50) (0.43) (0.50)
                                              -----  -----  -----  -----  -----  -----  -----  -----  -----  -----  -----  -----

          Net asset value, end of period      $6.26  $6.45  $4.86  $4.58  $3.55  $6.26  $6.46  $4.86  $6.26  $6.45  $6.24  $6.46
                                              =====  =====  =====  =====  =====  =====  =====  =====  =====  =====  =====  =====

          Total Return(3):                     5.1%  44.8%  27.4%  49.9%  (1.5%)  4.7%  44.6%  22.8%   4.1%  28.9%   3.6%  29.1%
                                              =====  =====  =====  =====  =====  =====  =====  =====  =====  =====  =====  =====


                                                    RATIOS AND SUPPLEMENTAL DATA:

                                                          Class A-I                  Class A-II        Class B(1)   Class C(1)
                                              ---------------------------------  -------------------  ------------  ------------
          Years Ended December 31              1998   1997   1996   1995   1994   1998   1997  1996(2) 1998   1997   1998   1997
                                              -----  -----  -----  -----  -----  -----  -----  -----  -----  -----  -----  -----

          Net assets, end of period
          (in millions)                      $1,015 $1,049   $769   $614   $410   $117    $85    $18    $39    $16     $4     $1
                                              =====  =====  =====  =====  =====  =====  =====  =====  =====  =====  =====  =====

          Ratios to average net assets:

          Expenses(4)                          1.25%  1.25 % 1.20%  1.03%  0.94%  1.50%  1.50%  1.48%  2.25%  2.22%  2.25%  2.25%
                                              =====  =====  =====  =====  =====  =====  =====  =====  =====  =====  =====  =====

          Net investment income                1.04%  1.38 % 1.82%  2.25%  2.27%  0.74%  1.11%  1.77%  0.00%  0.30%  0.00%  0.30%
                                              =====  =====  =====  =====  =====  =====  =====  =====  =====  =====  =====  =====

          Portfolio turnover rate              31.0%  63.0% 140.2%  93.5%  25.2%  31.0%  63.0% 140.2%  31.0%  63.0%  31.0%  63.0%
                                              =====  =====  =====  =====  =====  =====  =====  =====  =====  =====  =====  =====

          ---------------
          (1) No Class B or C shares were sold prior to May 1, 1997. For the period May 1, 1997, (commencement of operations) to December 31, 1997.
          (2) For the period May 1, 1996, (commencement of operations) to December 31, 1996.
          (3) Sales loads are not reflected in total return.
          (4) Subsequent to April 1, 1996, the Fund is responsible for all of the Fund's operating expenses, without limitation and in exchange, is paid a fee equal to 1.25% of the Fund's average daily net assets, per annum, without further compensation or reimbursement for any cost or expense attributable to the operation of the Fund. Prior to April 1, 1996, the Management Company received an investment advisory fee of 0.60% per annum of the Fund's net assets plus reimbursement of certain expenses attributable to the operation of the Fund.

            For More Information
          ----------------------------------------------------------------------


          Two free documents are available that offer further information about SIFE Trust Fund:

          1) The Annual and Semi-Annual Report to Shareholders

               In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last year.

          2) Statement of Additional Information (the "SAI")

               The SAI contains more detailed information on all aspects of the Fund.

               A current copy of the SAI has been filed with the Securities and Exchange Commission and is incorporated by reference (it is legally part of this prospectus). Reports and other information about the Fund is available on the Commission's Internet site at www.sec.gov and copies of this information may be obtained upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009.
               Information about the Fund (including its SAI) can also be reviewed and copied at the Commission's Public Reference Room in Washington D.C.. To obtain information about the operation of the public reference room, please contact the Commission at 1-800-SEC-0330.

          To Contact SIFE

               To request a free copy of the current annual/semi-annual report, prospectus, SAI, or ask any questions please call or write to SIFE at:

                       100 North Wiget Lane
                       Walnut Creek, CA 94598
                       800-231-0356
                       925-988-2400
                       www.sife.com

                                                            SEC File No. 811-987

                       ===================================

                Part B - Statement of Additional Information for
                  Class A-I Shares, Class A-II Shares, Class B
                  Shares and Class C Shares of SIFE Trust Fund

                       ===================================

                                 SIFE TRUST FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                 April 30, 1999

                         ------------------------------

                   Managed by SIFE (A California Corporation)
                              100 North Wiget Lane
                         Walnut Creek, California 94598
                   Telephone: (800) 231-0356 / (925) 988-2400
                             Internet: www.sife.com

                         ------------------------------

         This Statement of Additional Information, which may be amended from time to time, concerning SIFE Trust Fund (the "Trust Fund") is not a prospectus and is only authorized for distribution when preceded or accompanied by the Trust Fund's Prospectus, dated April 30, 1999, as may be amended from time to time (the "Prospectus"). This Statement of Additional Information (the "SAI") contains additional and, in some cases, more detailed information than in the Prospectus and should be read in conjunction with the Prospectus. Additional copies of the Prospectus may be obtained without charge by writing or calling your investment adviser, broker/dealer or financial planner, or the Trust Fund at the address and telephone number set forth above.


                                TABLE OF CONTENTS
                                                                            Page

General Information & History                                                B-
Investment Objectives, Policies & Practices                                  B-
     Fundamental Investment Policies                                         B-
     Investment Practices                                                    B-
     American Depositary Receipts                                            B-
     Repurchase Agreements                                                   B-
     Lending Portfolio Securities                                            B-
     Options Policies                                                        B-
     Risk Considerations                                                     B-
Management of the Trust Fund                                                 B-
     Compensation of Trustees and Officers                                   B-
Control Persons and Principal Holders of Securities                          B-
Investment Advisory & Other Services                                         B-
     Investment Advisory Services                                            B-
     Management and Administration                                           B-
     Custody Services                                                        B-
Brokerage Allocation & Portfolio Turnover Rates                              B-
Capital Stock and Other Securities                                           B-
Calculation of Net Asset Value                                               B-
Federal Income Tax Information                                               B-
Underwriting of the Trust Fund's Securities                                  B-
     Underwriting Services                                                   B-
     Distribution Plans                                                      B-
Performance Information                                                      B-
Financial Statements                                                         B-

                          GENERAL INFORMATION & HISTORY

         The Trust Fund was organized as a Delaware business trust on February 28, 1997, and is the successor-in-interest to SIFE Trust Fund, a California trust organized on September 26, 1960 (the "California Trust"). The Trust Fund, through its predecessor, the California Trust, has offered its securities to the public on a continuous basis, and conducting operations as a mutual fund, since July 2, 1962. The Trust Fund is registered with the Securities and Exchange Commission as an open-end diversified management investment company. All information, including, but not limited to, historical business and financial information, presented in this Statement of Additional Information and/or the Prospectus relates to the California Trust as its business has been continued by the Trust Fund. SIFE, a California corporation, (the "Management Company") is the Trust Fund's investment advisor, and also functions as the principal underwriter of the Trust Fund's securities.


                         INVESTMENT POLICIES & PRACTICES

         The Trust Fund's investment objectives and policies are described in the Prospectus, which should be read in conjunction with the additional information provided below, which describes in further details the Fund's investment policies.

Fundamental Investment Policies

         The  Trust  Fund  has  identified  the  policies   described  below  as
"fundamental investment policies." Such policies may not be changed without a vote of a majority in interest of the holders of the Trust Fund's shares.

         1. The Trust Fund may not invest less than 30% of its assets in the equity securities of "financial institutions" (companies which derive a significant portion of their income from dealing in money, credit, loans and insurance) and the remainder in the equity securities (including securities convertible into common or preferred stocks) of a diverse portfolio of domestic and certain international service and industrial enterprises generally regarded by the Management Company as "stable growth" companies. See "American Depository Receipts," below.

         2. The Trust Fund may not invest 25% or more of its assets in any one industry other than financial institutions. The Trust Fund may not acquire more than 10% of the outstanding voting securities of any company. With respect to 80% of the Trust Fund's investment portfolio, in order for the shares of a company to be eligible for investment, the company must have been in existence for at least five years, must have assets of more than $7,000,000 and must have paid dividends in each of the five years immediately preceding investment.

Investment Practices

The following investment practices are described in the prospectus and include writing covered put and covered call options, lending portfolio securities and entering into repurchase agreements. These practices are not fundamental and may be changed from time to time by the Trust Fund's Board of Trustees without shareholder approval.

         1. The Trust Fund maintains cash reserves in order to make such payments as may be required of it. Pending application or investment, the Trust Fund's cash reserves are invested in repurchase agreements and other cash equivalents, such as securities issued by the United States and state governments or their agencies, certificates of deposit or other interest-bearing accounts and high-grade commercial paper. See "Repurchase Agreements" and "Lending Portfolio Securities," below.

         2. The Trust Fund may not: (i) borrow money or make loans (provided, however, that this restriction shall not prevent the Trust Fund from purchasing certain publicly issued debt securities or commercial paper or lending its portfolio securities in accordance with applicable regulatory requirements); (ii) underwrite the securities of other issuers; (iii) purchase or sell real estate; (iv) purchase or sell commodities or commodity contracts; (v) invest in the securities of other investment companies; (vi) invest in companies for the purpose of exercising control or management;
                  (vii) issue senior securities; or (viii) make short sales or purchases on margin.

         3. The Trust Fund may write covered call options with respect to its portfolio securities, may write covered put options with respect to securities and may enter into closing purchase transactions with respect to such options in accordance with applicable regulatory requirements. So long as the Trust Fund remains obligated as a writer of an option, it must (i) in the case of a put option, designate cash, U.S. Treasury securities or high-grade, short-term debt securities in a segregated account in an amount equal to or greater than the nominal value of the option, and (ii) in the case of a call option, collateralize the option with actual securities held in the Trust Fund's investment portfolio. The Trust Fund does not write "naked" or "uncovered" options. See "Options Policies," below.

American Depositary Receipts

         American Depositary Receipts ("ADRs") are created when a foreign company deposits its securities into a trust account administered by a domestic financial institution (generally, a large, commercial bank). The trust account may be located in the United States or at a foreign branch of the receiving financial institution. The receiving financial institution then issues ADRs, which represent an undivided fractional interest in the pool of securities so deposited.

     The Management Company believes that certain large, international non-domestic corporations may represent attractive investment opportunities, as well as providing a certain degree of economic and geographic diversification. Historically, the Trust Fund has invested less than 1.0% of its assets in ADRs.

         Repurchase Agreements

         The Trust Fund may enter into repurchase agreements with banks and member firms of the New York Stock Exchange determined by the Management Company to present minimal credit risk. A repurchase agreement is a contract under which one party acquires certain securities held by another party pursuant to an agreement whereby the selling party agrees to repurchase from the acquiring party the subject securities at a fixed time and price. Repurchase agreements are generally short-term (usually not more than one week) with the acquiring party profiting to the extent that the repurchase obligation exceeds the acquiring party's cost. Under the terms of a typical repurchase agreement, the Trust Fund acquires United States Government securities for a relatively short period of time, subject to the seller's obligation to repurchase and the Trust Fund's obligation to resell the securities. The Trust Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Trust Fund is delayed or prevented from exercising its rights to dispose of the subject securities, including the risk that the market value of the subject securities might decline prior to the Trust Fund being able to dispose of them. The Management Company reviews, on an ongoing basis to evaluate potential risks, the creditworthiness of the counterparties as well as the market values of collateral securities.

         Under the relevant terms of the Investment Company Act of 1940, as amended (the "1940 Act"), a repurchase agreement is considered to be a loan collateralized by the underlying securities.

Options Policies

         The Trust Fund may write (i.e., sell) "covered" put and call options for non-speculative purposes. In a "covered" option position the Trust Fund holds the underlying securities (in the case of call options) or cash (in the case of put options), as distinct from "naked" or unsecured options, which are generally bought or sold for speculative purposes. The Trust Fund uses options sales to hedge specific portfolio positions and does not purchase (or write) "naked" options.

         Covered "put" options are defined as contracts entered into between the Trust Fund, as seller, and the Options Clearing Corporation, as agent for unaffiliated third parties, as purchaser, whereby the Trust Fund grants to the purchaser the right, for a defined period of time and at a set price, to sell specific securities to the Trust Fund. Similarly, covered "call" options written by the Trust Fund enable the purchaser of the option to obligate the Trust Fund, for a defined period of time and at a set price, to sell specific securities held in the Trust Fund's investment portfolio. It should be noted that, so long as its obligation as a call option writer continues the Trust Fund in return for the premium, has given up the opportunity to profit from a price increase in the underlying security above the exercise price and has retained the risk of loss should the price of the security decline. As a call option writer, the Trust Fund has no control over when it may be required to sell the underlying securities.

         It is an investment policy of the Trust Fund that, so long as the Trust Fund remains obligated as a writer of a put option, it will designate cash, U.S. Treasury securities, or high-grade short term debt securities in an amount equal to or greater than the nominal value of the option (call options are backed by actual securities held in the Trust Fund's investment portfolio). The Trust Fund does not write "naked" or uncovered options. Also, it is an investment policy that the Trust Fund will not write options if (i) the aggregate value of the purchase obligations underlying all unexpired put options written by the Trust Fund (which positions are marked-to-market daily) exceeds 10% of the net asset value of the Trust Fund, and (ii) the nominal value of the Trust Fund's unexpired call options exceeds 25% of the net assets value of the Trust Fund, provided that the total amount of such positions at no time may exceed 35% of the Trust Fund's net asset value.

         When the Trust Fund writes a put option, the Trust Fund assumes for a defined period of time an obligation to purchase the underlying security at a set price from the purchaser of the option and receives as consideration for its undertaking the option obligation an option premium equal to the difference between the market price of the underlying security at the time the option is written. The exercise, or "strike," price is adjusted for certain economic factors reflecting, among other things, the relationship of the exercise price to the market price, the volatility of the underlying security, the remaining term of the option, supply, demand and interest rates. If the market price of the underlying security rises above the strike price, the option will expire unexercised and the Trust Fund will profit to the full extent of the premium. However, if the market price falls below the strike price and the option is exercised, the Trust Fund will be forced to acquire securities at an above-market price and may suffer a loss (however, the amount of any loss is reduced by the premium received). All put options written by the Trust Fund are covered with cash, United States Treasury securities or other, high-grade short-term debt securities in an amount equal to or greater than the nominal value of the option (i.e., the amount which the Trust Fund would have to pay in order to close out the option position).

         When the Trust Fund writes a call option, it assumes for a defined period of time an obligation to sell the underlying security at a set price to the purchaser of the option. The option premium is equal to the difference between the market price of the underlying security at the time the option is written and the exercise, or "strike," price, adjusted for the market factors described above. If the market price of the underlying security falls below the strike price, the option will expire unexercised and the Trust Fund will profit to the full extent of the premium. However, if the market price rises above the strike price and the option is exercised, the Trust Fund will be forced to deliver securities which it may not wish to sell. All call options written by the Trust Fund are covered with securities held in the Trust Fund's investment portfolio.

         The Trust Fund may write call or put options only if the underlying securities are listed on a national securities exchange or the NASDAQ National Market System and the options are issued by The Options Clearing Corporation. As of the date of this SAI, such options are traded on the following exchanges:
Chicago Board Options Exchange, Incorporated, American Stock Exchange, Inc., New York Stock Exchange, Inc., Philadelphia Stock Exchange, Inc., and The Pacific Stock Exchange, Inc.

         If an option expires unexercised, the Trust Fund realizes a gain in the amount of the premium. However, such a gain, in the case of a call option may be offset by a decline in the market value of the underlying security during the option period. In the case of a put option, the gain in the amount of the premium may be offset by the additional amount of income, if any, that would have been generated had the funds used to cover the potential exercise of the put option not been maintained in the form of cash or cash-equivalents.

         If a call option is exercised, the transaction may result in a loss to the Trust Fund equal to the difference between the market price of the underlying security at exercise and the sum of the exercise price of the call plus the premium received from the sale of the call. If a put option is exercised, there may be a loss to the Trust Fund equal to the difference between
(i) the exercise price of the put less the premium received from the sale of the put, and (ii) the market price of the underlying security at exercise.

         If the Trust Fund has written a call or put option and wishes to terminate its obligation, it may effect a "closing purchase transaction" by buying an option of the same series as the option previously written. The effect of this purchase is that the Trust Fund's position as a writer of that option will be canceled by The Options Clearing Corporation. However, the Trust Fund may not effect a closing purchase transaction on a particular option after it has been notified of the exercise of that option. If the Trust Fund wishes to sell a security on which a call has been written, it may effect a closing purchase transaction simultaneously with or before selling the security.

         A closing purchase transaction is effected on an exchange which provides a secondary market for an option of the same series. If the Trust Fund is unable to effect a closing purchase transaction with respect to a call option it has written, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Accordingly, the Trust Fund may run the risk of either foregoing the opportunity to sell the underlying security at a profit or being unable to sell the underlying security as its price declines. If the Trust Fund is unable to effect a closing purchase transaction with respect to a put option it has written, it will not be able to remove funds from the segregated account maintained by the Custodian which are being held to cover the potential exercise of the put option.

         If a closing purchase transaction is effected, a profit or loss may be realized depending on whether the cost of making the closing purchase transaction is less or greater than the premium received upon writing the original option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction will often be offset in whole or in part by appreciation of the underlying security owned by the Trust Fund. If a closing purchase transaction results in a gain, that gain may be partially or entirely offset by depreciation of the underlying security.

Lending Portfolio Securities

         The Trust Fund may lend its portfolio securities in accordance with applicable regulatory requirements. Such loans may be made only to banks and member firms of the New York Stock Exchange determined by the Management Company to present minimal credit risk, and must be secured by collateral at least equal to the market value of the securities loaned. If the market value of the loaned securities increases over the value of the collateral, the borrower must promptly put up additional collateral; if the market value declines, the borrower is entitled to a return of the excess collateral. The types of collateral currently permitted are cash, debt securities issued or guaranteed by the United States Government or its agencies, irrevocable standby letters of credit issued by banks determined by the Management Company to present minimal credit risk stocks, or any combination thereof. It is a fundamental investment policy of the Trust Fund to limit the quantity of loaned portfolio securities so that the aggregate market value, at the time the loan is made, of all portfolio securities on loan will not exceed one third of the value of the Trust Fund's net assets.

         During the existence of a loan, the Trust Fund will continue to be entitled to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned. In addition, the Trust Fund will be entitled to receive a negotiated loan fee or premium from the borrower or, in the case of loans collateralized by cash or government securities, will retain part or all of the income realized from the investment of cash collateral or the interest on the government securities. Under the terms of its securities loans, the Trust Fund has the right to call the loan and obtain the securities loaned at any time from the borrower within three trading days notice. Voting rights may pass with the lending of securities. However, the Trust Fund will be obligated either to call the loan in time to vote or consent or otherwise obtain rights to vote or consent, if a material event affecting the investment is expected to occur. The Trust Fund may pay reasonable finder's, custodian and administrative fees in connection with the securities loaned. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. Loans of portfolio securities will be made only when, in the judgment of the Management Company, the income to be generated by the transaction justifies the attendant risks.

Risk Considerations

         Diversification of the character discussed above does not necessarily reduce or eliminate the risk inherent in an investment in a portfolio containing the securities of a substantial number of financial institutions. Financial services are subject to greater governmental regulation than many other industries, as well as capital risk (i.e., the risk that, in periods of tight money or high inflation, the cost to attract deposits will rise substantially), term and rate risk (i.e., the risks attendant to lending money for long periods of time at fixed or only partially adjustable interest rates against the security of assets, the valuations of which may fluctuate with economic conditions) and credit risk (i.e., the risk of lending money to borrowers who may or may not be able to pay), all of which may, from time to time, require substantial reserves against actual or anticipated losses. Further, industry consolidation and the erosion of the distinctions between banks and other less traditional financial institutions has resulted in increased competition. Increased competition, with attendant pressure on financial institution profitability, may also result from legislative initiatives which would reduce the separation between the commercial and investment banking business and which, if enacted, could significantly impact the industry and the Trust Fund. In addition, institutions such as insurance companies that hold large portions of their capital in marketable securities are subject to the risks of the securities market.

         Since the Trust Fund's assets consist primarily of common stocks, it must be emphasized that the value of an investment in the Trust Fund will fluctuate as the market value of such stocks rises or falls. Accordingly, in a declining market, the net asset value of the Trust Fund's shares will decline just as, in a rising market, the net asset value of the Trust Fund's shares will rise. These fluctuations in the net asset value of each class of shares may make the Trust Fund more suitable for long-term investors who can bear the risk of such short-term fluctuations.


                          MANAGEMENT OF THE TRUST FUND

         The business affairs of the Trust Fund are overseen by a Board of Trustees currently composed of seven members, four of who are not "interested persons" as that term is defined in Section 2(a)(19) of the 1940 Act.

Compensation of Trustees and Officers

         Each  trustee is paid a fee of $5,000 for each Board  meeting  attended
(the Board of Trustees meets not less than quarterly). In addition, members of the Audit Committee receive a per-meeting fee of $1,000. Like all other expenses of the Trust Fund, trustee fees are paid by the Management Company as part of the comprehensive fee structure. As of January 1, 1998, the officers and trustees of the Trust Fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares. The following table sets forth the names, ages and business backgrounds of each officer and trustee of the Trust Fund. The address of each Trustee is c/o SIFE Trust Fund, 100 North Wiget
Lane, Walnut Creek, California 94598. Trustees who are "interested persons" of the Trust Fund are identified by an asterisk following their names.

                                       7



Name, Address, Age and Position Held                 Principal Occupation During Past Five Years
------------------------------------                 -------------------------------------------
Haig G. Mardikian (51)                               General  Partner,  George  M.  Mardikian  Enterprises  (real  estate
Trustee; Chairman of the Board                       investments); Managing Director, The United Broadcasting Corporation
                                                     (radio broadcasting).

Walter S. Newman (77)                                Owner, WSN Enterprises (real estate consultants); Retired President,
Trustee; Vice-Chairman of the Board                  San Francisco Planning Commission;  Retired President, San Francisco
                                                     Redevelopment  Agency;  Chairman of the Board,  National Brain Tumor
                                                     Foundation.

Diane Howard Belding (42) *                          Management Company employee,  1992-1998;  General Partner,  Howard &
Trustee                                              Howard Ranch  (avocado  and lemon  ranch),  1983-present;  Director,
                                                     Management Company (1982 - present).

Neil L. Diver (61)                                   Chairman,   Systems  Integrators,   Inc.,  1995-present;   Chairman,
Trustee                                              Ameriwood  Industries   International   Corporation,   1990-present;
                                                     Chairman/President & Co-Founder,  Cryopharm Corporation,  1987-1996;
                                                     President & Co-Founder, Exogene Corporation, 1987-1992.

Charles W. Froehlich, Jr. (70) *                     Retired  Appellate  Court  Judge;   retired  Superior  Court  Judge;
Trustee; Secretary                                   formerly  Of  Counsel  to  Peterson,   Thelan  &  Price;  principal,
                                                     Froehlich & Peterson Dispute Resolution.

John A. Meany (58)                                   President,  John's  Valley  Foods,  Inc.;  President,  John's Town &
Trustee                                              Country  Markets,   Inc.;  Director,   Northern  California  Grocers
                                                     Association.

Bruce W. Woods (46)*                                 President  & Chief  Executive  Officer and  Director  of  Management
Trustee; President & Chief Executive Officer         Company &  Trustee  of Trust  Fund,  July  1996-present;  Management
                                                     Company employee, June 1986-present.

Gary A. Isaacson (39)                                Chief  Financial  Officer  of  the  Management   Company,   November
Treasurer                                            97-present; Controller of Hal Porter Homes, 1989-1997.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         As of February 18, 1999, officers and directors of the Trust Fund in aggregate do not own more than 1% of the outstanding shares of the Trust Fund. As of the same date, to the knowledge of the Trust Fund, no shareholder owned of record 5% or more of the outstanding Class A-I or Class A-II shares of the Trust Fund and the following shareholders owned of record 5% or more of the outstanding Class B and Class C shares as indicated:

CLASS B SHARES                                 SHARES            PERCENT
--------------                                 ------            -------
MLPF&S Inc.                                    488,497            7.75%
For the Sole Benefit of its Customers
Attn: Service Team
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL 32246-6484


CLASS C SHARES                                 SHARES            PERCENT
--------------                                 ------            -------
MLPF&S Inc.                                     96,585           17.15%
For the Sole Benefit of its Customers
Attn: Service Team
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL 32246-6484

Evangeline C. Winkler Trust                     69,987           12.43%
3234 Rossmoor Pkway Apt 1
Walnut Creek, CA 94595

Winkler Family Trust B                          28,448            5.05%
3234 Rossmoor Pkway Apt 1
Walnut Creek, CA 94595


                      INVESTMENT ADVISORY & OTHER SERVICES

Investment Advisory Services

         The Management Company acts as the investment adviser to the Trust Fund, subject to policies established by the Board of Trustees. As investment adviser to the Trust Fund, the Management Company is responsible for the management of the Trust Fund's investment portfolio, as well as the administration of its operations. Basic policy is set and determined by the Board of Trustees of the Trust Fund and carried out by the Management Company pursuant to an Investment Advisory Agreement dated as of April 30, 1997 (the "Investment Advisory Agreement"). The Advisory Agreement was last approved by the Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust Fund or the Management Company, as that term is defined in the 1940 Act, at a meeting on March 4, 1999. The Management Company does not act in a similar capacity for any other person or entity.

         The Advisory Agreement is for an initial term of one year and may be renewed from year to year provided that any such renewal has been approved annually by (i) the majority of the outstanding voting securities of the Trust Fund, or (ii) a majority of the trustees and separately a majority of those who are neither parties to the Advisory Agreement, nor "interested persons" with respect to the Management Company at a meeting called for the purpose of voting on such matter. The Advisory Agreement also provides that either party has the right to terminate the Advisory Agreement without penalty upon 60 days written notice to the other party, and that the Advisory Agreement automatically terminates in the event of its assignment.

         Under the advisory agreement, the Management Company receives 1.25% of average net assets, per annum, without any additional reimbursement of expenses. Investment advisory fees are accrued daily and computed and paid monthly on the last business day of each month at the rate of 1/12th of 1.25% of the average net assets of the Trust Fund. This fee is deducted from the Trust Fund on the first business day of the following month. During the past three years the Management Company was paid investment advisory fees of, $7,607,105 (1996), $11,960,037 (1997), and $14,504,536 (1998) respectively.

Management and Administration

         The Management Company manages the Trust Fund's operations, and is solely responsible for all of the costs and expenses of the Trust Fund's operation, including, without limitation, all fees for custodial and transfer agency services, Trustees' fees, legal and auditing fees, tax matters, dividend disbursements, bookkeeping, maintenance of office and equipment, brokerage, expenses of preparing, printing and mailing prospectuses to Investors and all expenses in connection with reporting to Investors and compliance with governmental agencies. The Management Company has contracted with Boston Financial Data Services for the performance of certain shareholder accounting and transfer agency functions, and is solely responsible for all fees, costs and expenses associated with the performance by Boston Financial Data Services of such functions.

Custody Services

         State Street Bank & Trust Company, 225 Franklin Street, Boston, MA 02110 ("State Street Bank") acts as the custodian for the assets of the Trust Fund. As such, State Street Bank holds all Trust Fund securities in safekeeping, receives and pays for portfolio securities purchased, delivers and receives payment for portfolio securities sold, and collects all Trust Fund income.

Independent Accountants

         ________________, 50 Fremont Street, San Francisco, California 94105, provided auditing services as the Trust Fund's independent certified public accountants for the 1998 fiscal year.


                 BROKERAGE ALLOCATION & PORTFOLIO TURNOVER RATES

         In executing portfolio transactions for securities traded on national securities exchanges or in the over-the-counter market, the Trust Fund endeavors always to obtain the most favorable terms and conditions, taking into account the price of the security and any commissions or discounts applicable to the transaction. The Management Company is responsible for carrying out this policy in its placement of the Trust Fund's investments.

         During the 1998 calendar year, the Trust Fund paid brokerage commissions of $601,341 and total purchases and sales of portfolio securities aggregated $780,635,406. Portfolio turnover rates for the years 1996, 1997 and 1998 were 140.2%, 63.0%, and 31%, respectively. The portfolio turnover rate in 1996 was relatively high, due to the extremely active market for financial institutions stocks specifically and equities in general.

         During the last three fiscal years, the Trust Fund has not paid any brokerage commissions to any broker which is an affiliated person of the Trust Fund or the Management Company. Listed below is certain information regarding the Trust Fund's payment of brokerage commissions in portfolio transactions during the last three years:

                                                              Total Securities
                          Number of          Total Amount of   Purchased and
          Year             Brokers           Brokerage Paid          Sold
          ----             -------           --------------          ----
          1996               57                 $1,598,407      $1,900,773,494
          1997               30                 $  966,121      $1,242,328,896
          1998               32                 $  601,341      $  780,635,406

                       CAPITAL STOCK AND OTHER SECURITIES


                         CALCULATION OF NET ASSET VALUE

         All funds received by the Trust Fund for investment and all funds reinvested from net investment income and realized capital gains, if any, are accounted for in terms of shares, with the per-share value determined daily by dividing (i) the difference between (a) the total value of the net assets attributable to each class of the Trust Fund's shares on that day and (b) all charges, such as distribution fees, shareholder servicing fees and management fees (each of which is calculated and charged daily), for that class as well as any other appropriate costs or expenses, by (ii) the total number of shares of that class then outstanding.

         Equity securities held by the Trust Fund are valued at the last sale price on the exchange or in the over-the-counter market in which such securities are primarily traded as of the close of business on the day the securities are being valued. Securities for which a closing sale price is not readily available are valued at the closing bid price. Short-term debt securities (held for liquidity purposes) are amortized to maturity based on their cost, and marked-to-market daily. Option positions are marked-to-market based on their nominal, as quoted value. See "Calculation of Net Asset Value" in the Prospectus for additional information concerning the timing and manner of valuation of each class of shares.


                         FEDERAL INCOME TAX INFORMATION

         The Trust Fund has qualified and elected, and intends to continue to qualify, to be treated as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for each taxable year by complying with all applicable requirements regarding the source of its income, the diversification of its assets and the timing of its distributions. The Trust Fund's policy is to distribute to its Investors all of its investment company taxable income and any net realized capital gains for each year in a manner that complies with the distribution requirements of the Code, so that the Trust Fund will not be subject to any federal income or excise taxes based on net income. However, the Board of Trustees may elect to pay such excise taxes if it determines that payment is, under the circumstances, in the best interests of the Trust Fund.

         To qualify as a RIC, the Trust Fund must among other things, (a) derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options) derived with respect to the business of investing in stock, securities or currency, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of its assets is represented by cash, cash items, U.S. Government securities, securities of other RICs and other securities limited, for purposes of this calculation, in the case of other securities of any one issuer to an amount not greater than 5% of the Fund's assets or 10% of the voting securities of the issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other RICs), or in two or more issuers which the Trust Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses. By complying with the applicable provisions of the Code, the Trust Fund will not be subject to federal income tax on taxable income (including realized capital gains) that is distributed to shareholders in accordance with the timing requirements of the Code. If the Trust Fund is unable to meet certain requirements of the Code, it may be subject to taxation as a corporation.

         Distributions of net investment income and net realized capital gains by the Trust Fund will be taxable to Investors whether made in cash or reinvested by the Trust Fund in shares. In determining amounts of net realized capital gains to be distributed, any available capital loss carryovers from prior years will be applied against capital gains. Investors receiving distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Trust Fund on the reinvestment date. Trust Fund distributions also will be included in individual and corporate shareholders' income on which the alternative minimum tax may be imposed.

         The Trust Fund or the securities dealer effecting a redemption of the Trust Fund's shares by an Investor generally will be required to file information reports with the Internal Revenue Service (the "IRS") with respect to distributions and payments made to the Investor. In addition, the Trust Fund will be required to withhold federal income tax at the rate of 31% on taxable dividends, redemptions and other payments made to accounts of individual or other non-exempt Investors who have not furnished their correct taxpayer identification numbers and certain required certifications on the Account Application Form or with respect to which the Trust Fund or the securities dealer has been notified by the IRS that the number furnished is incorrect or that the account is otherwise subject to withholding.

         The Trust Fund intends to declare and pay dividends and other distributions, as stated in the Prospectus. In order to avoid the payment of a 4% nondeductible federal excise tax based on net income, the Trust Fund must declare on or before December 31 of each year and pay on or before January 31 of the following year, distributions at least equal to 98% of its ordinary income for that calendar year and at least 98% of the excess of any capital gains over any capital losses realized in the one-year period ending October 31 of that year, together with any undistributed amounts of ordinary income and capital gains (in excess of capital losses) from previous calendar years.

         The Trust Fund will receive dividend distributions from U.S. corporations. To the extent that the Trust Fund receives such dividends and distributes them to Investors and meets certain other requirements of the Code, corporate Investors in the Trust Fund may be entitled to the "dividends received" deduction. Availability of the deduction is subject to certain holding period and debt-financing limitations.

         The Trust Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations. Foreign corporations in which the Trust Fund invests may be treated as "passive foreign investment companies" ("PFICs") under the Code. Part of the income and gains that the Trust Fund derives from PFIC stock may be subject to a non-deductible federal income tax at the Trust Fund level. In some cases, the Trust Fund may be able to avoid this tax by electing to be taxed currently on its share of the PFIC's income, whether or not such income is actually distributed by the PFIC. The Trust Fund will endeavor to limit its exposure to the PFIC tax by investing in PFICs only where the election to be taxed currently will be made. Because it is not always possible to identify a foreign issuer as a PFIC in advance of making the investment, the Trust Fund may incur the PFIC tax in some instances.

         Investing in options contracts involves complex rules that will determine the character and timing of recognition of the income received in connection therewith by the Trust Fund. Income from transactions in options derived by the Trust Fund with respect to its business of investing in securities will qualify as permissible income under Subchapter M of the Code. Any security, option or other position entered into or held by the Trust Fund that substantially diminishes the Trust Fund's risk of loss from any other position held by the Trust Fund may constitute a "straddle" for federal income tax purposes. In general, straddles are subject to certain rules that may affect the amount, character and timing of the Trust Fund's gains and losses with respect to straddle positions (including rules that may result in gain being treated as short-term capital gain rather than long-term capital gain).

         Redemptions and exchanges of shares of the Trust Fund will result in gains or losses for tax purposes to the extent of the difference between the proceeds and the Investor's adjusted tax basis for the shares. Any loss realized upon the redemption or exchange of shares within six months from their date of purchase will be treated as a long-term capital loss to the extent of distributions of long-term capital gain dividends during such six-month period. All or a portion of a loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption. In addition, the sales charge savings that may be available for reinvesting amounts from previous redemptions will, in certain circumstances, increase the amount of the gain (or reduce the amount of the loss) from those redemptions. Distributions and redemptions may be subject to state and local income taxes, and the treatment thereof may differ from the federal income tax treatment. Nonresident aliens and foreign persons are subject to different tax rules and may be subject to withholding of up to 30% on certain payments received from the Fund.

         The foregoing and the related discussion in the Prospectus are only a summary of some of the important federal income tax considerations generally affecting the Trust Fund and its Investors and is only accurate as of the date of this Statement of Additional Information. The law firm of Paul, Hastings, Janofsky & Walker LLP has expressed no opinion in respect thereof. No attempt is made to present a detailed explanation of the federal income tax treatment of the Trust Fund or its Investors, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Trust Fund are urged to consult their tax advisers concerning the application of foreign, federal, state and local taxes to an investment in the Fund , and with specific reference to their own tax situation.


                  UNDERWRITING OF THE TRUST FUND'S SECURITIES

Underwriting Services

         The Management Company acts as principal underwriter for the Trust Fund pursuant to an Underwriting Agreement. The Underwriting Agreement is for an initial term of one year, and may be renewed from year to year provided that any such renewal has been approved annually by (i) the majority of the outstanding voting securities of the Trust Fund, or (ii) a majority of the trustees and separately by a majority of those who are neither parties to the Underwriting Agreement or "interested persons" with respect to the Management Company at a meeting called for the purpose of voting on such matter. The Underwriting Agreement also provides that either party has the right to terminate the Underwriting Agreement without penalty upon 60 days written notice to the other party and that the Underwriting Agreement automatically terminates in the event of its assignment. The Underwriting Agreement was last approved by the Board of Trustees, including a majority of the Trustees who are not "interested persons," as that term is defined in the 1940 Act, at a meeting on March 4, 1999.

         During the past three years the Management Company has earned sales commissions for its services as principal underwriter as set forth below.

                   Total Sales        Paid to Independent         Paid to its Own         Net Commissions to the
    Year           Commissions               Agents                Salespersons             Management Company
    ----           -----------               ------                ------------             ------------------
    1996           $2,178,040               $538,437                $1,628,368                   $11,235
    1997           $2,405,671               $969,688                $2,098,423                  $(662,440)
    1998            $820,213               $1,063,223                $294,000                   $(537,010)


         The directors of the Management Company, the business addresses for all of whom c/o SIFE, 100 North Wiget Lane, Walnut Creek, California 94598 are:
Diane H. Belding; Charles W. Froehlich, Jr.; Sam A. Marchese; Michael J. Stead; Sharon E. Tudisco; Bruce W. Woods; and John W. Woods. The directors have the following positions with the Management Company: Mr. Bruce W. Woods is Chief Executive Officer and President; Mr. Stead is Portfolio Manager; and Mr. Froehlich is Secretary; Mrs. Tudisco and Mr. John W. Woods are retired. Ms. Belding, Mr. Froehlich and Mr. Bruce W. Woods are also officers and/or Trustees of the Trust Fund; their other business affiliations are set forth above in "Trustees and Officers." As of February 18, 1999, Mr. John W. Woods owned 10.98% of the outstanding shares of the Management Company, Mr. Marchese owned 21.11%, Mrs. Tudisco owned 10.55%, Mrs. Belding owned 21.11%, Mr. Froehlich owned 14.89%, Mr. Bruce W. Woods owned 8.26%, the J. Bradley Woods Irrevocable Trust owned 4.05%, the William B. Woods Irrevocable Trust owned 4.05%, and Mr. Stead owned 5.00% of the outstanding shares of the Management Company.

         The following table sets forth all commissions and other compensation received during the Trust Fund's last fiscal year by the Management Company, as principal underwriter for the Trust Fund's securities.

          (1)                      (2)                    (3)                     (4)                    (5)
        Name of             Net Underwriting        Compensation on
       Principal              Discounts and          Redemption and            Brokerage                Other
      Underwriter              Commissions            Repurchases             Commissions            Compensation
      -----------              -----------            -----------             -----------            ------------
          SIFE                  $104,072                $101,857                  -0-                    -0-


Distribution Plans

         As described in the Prospectus, the Trust Fund has adopted a separate Plan of Distribution pursuant to Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (individually, a "Plan") for each of the Class A-II, Class B and Class C shares. The terms and conditions of each such Plan provide that each such Class is authorized to spend certain sums (0.25% of average daily net assets in the case of the Class A-I and Class A-II shares and 0.75% of average daily net assets, in the case each of the Class B and Class C shares) on activities primarily intended to support the distribution and sale of such shares. The Class B Plan and Class C Plan also provide that each such Class is authorized to spend an additional 0.25% of average daily net assets for services relating to the servicing of shareholders' accounts.

         Under each Plan, the distribution (and, in the case of the Class B and Class C shares, the servicing) fees are designed to compensate the Management Company for expenses incurred, services rendered and facilities provided in connection with the distribution of shares and the servicing of shareholder accounts. Such expenses and services include, but are not necessarily limited to, the payment of trail commissions and other payments to broker/dealers, financial institutions and others who sell shares and/or service shareholder accounts. It should be noted that the distribution and servicing fees are payable to the Management Company even if the amount paid exceeds the Management Company's actual expenses of providing such services.

         As required by Rule 12b-1, each Plan has been approved by the Board of Trustees, and separately by a majority of the Trustees who are not "interested persons" of the Trust Fund and who have no direct or indirect financial interest in the operation of the Plan, in each case pursuant to a finding that the Plan was in the best interests of the shareholders of the respective class of shares. The officers and Trustees who are "interested persons" of the Trust Fund may be considered to have a direct or indirect financial interest in the operation of the Plans due to present or past affiliations with the Management Company. Potential benefits of each Plan to the Trust Fund include improved investor services, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management and investment advisor organization. Payments under each Plan are reviewed at least quarterly and each Plan must be renewed annually by the Board of Trustees.

         Each Plan requires that, at least quarterly, the Audit Committee of the Board of Trustees must review a written report prepared by the Treasurer of the Trust Fund enumerating the amounts spent by each class pursuant to its Plan and the purposes therefor. Each Plan further requires that, for so long as each such Plan is in effect, the nomination and selection of those Trustees who are not "interested persons" of the Trust Fund is committed to the exclusive discretion of the other Trustees who are not "interested persons" of the Trust Fund.


                           PERFORMANCE INFORMATION(1)

         Annual, non-compounded performance information relating to a hypothetical investment of $10,000 (adjusted for maximum sales charges) in Class A-I shares for the ten-year period ended December 31, 1998, is set forth below. Such information assumes that all net investment income and realized capital gains were reinvested (at no sales charge). No adjustment has been made for possible tax liabilities. Also shown is comparable performance information for the unmanaged Standard & Poor's 500 Stock Index (assuming the reinvestment of all dividends), a widely used indicator of general stock market activity (source: Standard & Poor's Corporation).

         For the year ended  December 31, 1998, a $9,500 net investment in Class
A-I and Class A-II shares of the Trust Fund (calculated based on a $10,000 investment less the current maximum 5.0% sales charge, assuming re-investment of all distributions for the entire period of January 1,

----------------
(1)  Information  given for Class A-I and Class  A-II  shares  only.  Class A-II shares are  identical in all respects to Class A-I shares except that Class A-II shares  bear a 0.25%  12b-1  distribution  fee.  Class B and C shares were first offered for sale on May 1, 1997.  Class B and C share sales fees differ from the
Class A-I shares and bear a 0.75% 12b-1  distribution  fee and a 0.25% servicing fee.

                                       15



1998 through December 31, 1998) would have decreased to $9,988 and $9,949 respectively. For the same year end date, For the five-year and ten year periods ended on the same date, and using the same assumptions, a $9,500 net investment in Class A-I shares of the Trust Fund would have increased to $27,194 and $62,552, respectively. Since Class A-II shares were first offered May 1, 1996, performance history for Class A-II shares is not applicable for three, five, and ten year periods.


                                                   Class A-I Shares
                                           --------------------------------
                                           Average Annual    Average Annual
                                            Total Return      Total Return
                         Results of          Including          Including
                      $10,000 Invested        Maximum        Minimum Sales
     Investment        with 5.0% Sales      Sales Charge         Charge           Total Return:       Total Return:
        Term                Charge            of 5.0%            of 0.0%         SIFE Trust Fund   S&P 500 Stock Index
        ----                ------            -------            -------         ---------------   -------------------
       1 year              $ 9,988             -0.12%              5.14%               5.14%              28.58%
       3 years             $18,419             22.58%             24.69%              93.89%             110.85%
       5 years             $27,194             22.15%             23.41%             186.25%             193.91%
      10 years             $54,888             18.56%             19.17%             477.77%             479.63%


                                                 Class A-II Shares
                                           --------------------------------
                                           Average Annual    Average Annual
                                            Total Return      Total Return
                         Results of          Including          Including
                      $10,000 Invested        Maximum        Minimum Sales
     Investment        with 5.0% Sales      Sales Charge         Charge           Total Return:       Total Return:
        Term                Charge            of 5.0%            of 0.0%         SIFE Trust Fund   S&P 500 Stock Index
        ----                ------            -------            -------         ---------------   -------------------
       1 year              $9,949              -0.51%              4.73%              4.73%              28.58%

         The Trust Fund calculates average annual total return according to the following formula, as required by the Securities and Exchange Commission:

         "P(1+T)n = ERV", where the average annual total return ("T") is computed by using the value at the end of the period ("ERV") of a hypothetical initial investment of $10,000 ("P") over a period of years ("n"). Accordingly, to calculate total return, an initial investment is divided by the per-unit offering price (which includes the sales charge) as of the first day of the period in order to determine the initial number of units purchased. Subsequent dividends and capital gain distributions are then reinvested at net asset value on the reinvestment date determined by the Board of Trustees. The sum of the initial shares purchased and additional shares acquired through reinvestment is then multiplied by the net asset value per share as of the end of the period in order to determine ending value. The difference between the ending value and the initial investment, divided by the initial investment and converted to a percentage, equals total return. The resulting percentage indicates the positive or negative investment results that an investor would have experienced from reinvested dividends and capital gain distributions and changes in unit price during the period. Total return may be calculated for one year, five years, ten years and for other periods. The average annual total return over periods greater than one year also may be computed by utilizing ending values as determined above.

         The data quoted represents past performance. Past performance is no guarantee of future performance. Effective April 1, 1995, the Trust Fund reduced the maximum sales charge on Class A-I shares from 6.25% to 5.0% and the minimum sales charge was reduced from 1.0% (on purchases of $2,000,000 or more) to zero (on purchases of $1,000,000 or more). The Trust Fund's performance is affected by many factors including: changes in the levels of equity prices and interest rates generally, the Trust Fund's selection of specific securities for the portfolio, the Trust Fund's expense ratio, and other factors. The investment return and principal value of the investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                              Financial Statements

         Audited Financial Statements for the relevant periods ending December 31, 1998, for SIFE Trust Fund, as contained in the Annual Report to shareholders of the Trust Fund for the Fiscal Year ended December 31, 1998 ("report"), are incorporated herein by reference to the report.

                                     PART C
                                OTHER INFORMATION

Item 23. Exhibits

         (a) Exhibits filed in Part C of the Registration Statement:

         Exhibit
         Number
         ------

         1.  Copy of Registrant's Trust Agreement as currently in effect:
             a. Copy of Trust Agreement recompiled as of May 1, 1976(1)
             b. Copy of Appointment of Successor Trustee(2)
             c. Copy of Certificate of Successor Trustee(2)
             d. Copy of Restated Trust Agreement recompiled as of May 2, 1986(4)
             e. Copy of Amendment  to Restated  Trust  Agreement  dated April 1,
                1987(4)
             f. Copy of Amendment  to Restated  Trust  Agreement  dated April 2,
                1990(5)
             g. Copy of Amendment  to Restated  Trust  Agreement  dated April 1,
                1991(6)
             h. Copy of Amendment to Restated Trust Agreement dated February 24,
                1993(7)
             i. Copy of Amendment  to Restated  Trust  Agreement  dated April 1,
                1993(7)
             j. Copy of Amendment  to Restated  Trust  Agreement  dated April 4,
                1994(8)
             k. Copy of Amendment  to Restated  Trust  Agreement  dated April 3,
                1995(9)
             l. Copy of Amendment  to Restated  Trust  Agreement  dated April 1,
                1996(10)
             m. Copy of Agreement  between SIFE,  Inc. and State Street Bank and
                Trust Company re appointment of successor trustee (11)
             n. Copy of Agreement and  Declaration of Trust,  dated February 28,
                1997(14)
             o. Copy of Certificate of Trust(14)

         2.  By-laws of SIFE Trust Fund, a Delaware Business Trust(14)

         3.  Instruments defining rights of securities holders - Not Applicable

         4.  Copy of Investment Advisory Agreement dated April 3, 1972(1)
             a. Copy of Amendment to Investment  Advisory  Agreement dated April
                3, 1995(9)
             b. Copy of Amendment to Investment  Advisory  Agreement dated April
                1, 1996(10)
             c. Copy of  Investment  Advisory  Agreement,  dated as of April 30,
                1997

         5.  Copy of Underwriting Agreement dated April 3, 1972(1)
             a. Copy of  Amendment  to  Underwriting  Agreement  dated  April 1,
                1974(1)
             b. Copy of  Amendment  to  Underwriting  Agreement  dated  April 1,
                1976(1)
             c. Copy of  Amendment  to  Underwriting  Agreement  dated  April 1,
                1985(3)
             d. Copy of  Amendment  to  Underwriting  Agreement  dated  April 2,
                1990(5)
             e. Copy of Amendment to  Underwriting  Agreement dated February 24,
                1993(7)
             f. Copy of  Amendment  to  Underwriting  Agreement  dated  April 1,
                1993(7)
             g. Copy of  Amendment  to  Underwriting  Agreement  dated  April 4,
                1994(8)
             h. Copy of Amendment to Underwriting Agreement dated as of February
                1, 1995, effective April 1, 1995(9)
             i. Copy of  Amendment  to  Underwriting  Agreement  dated  April 1,
                1996(10)
             j. Copy of Underwriting Agreement, dated as of April 30, 1997(14)

         6.  Bonus or Profit Sharing Contracts - Not Applicable

         7. a. Custodian Contract between SIFE Trust Fund and State Street Bank & Trust Co. (11)
             b. Retirement  Plans Service  Contract among SIFE, Inc., SIFE Trust
                Fund and State Street Bank & Trust Co. (11)
             c. Assignment & Assumption Agreement(14)

         8.  Other Material Contracts - Not Applicable
         9.  Opinion and Consent of Counsel(14)
         10. Consent of Independent Accountants to be filed in Post-Effective Amendment
         11. Omitted Financial Statements - Not Applicable

         12. Initial Capital Agreements - Not Applicable
         13. Copies of Rule 12b-1 Plans
             a. Rule 12b-1 Plan of  Distribution  and Rule 12b-1  Agreement  for
                Class A-II Shares (10)
             b. Rule 12b-1 Plan of  Distribution  and Rule 12b-1  Agreement  for
                Class B Shares(14)
             c. Rule 12b-1 Plan of  Distribution  and Rule 12b-1  Agreement  for
                Class C Shares(14)

         14. Financial Data Schedules(12)

         15. Rule 18f-3 Plan:
             a. Rule 18f-3 Plan (11)
             b. Restated Rule 18f-3 Plan(14)

------------------------------
 (1) Filed March 31, 1980, as an exhibit to Form N-1 Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 23 and Registration Statement under Investment Company Act of 1940 Post-Effective Amendment No. 2, File No. 2-17277, and incorporated herein by reference.
 (2) Filed April 27, 1981, as an exhibit to Form N-1 Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 24 and Registration Statement under Investment Company Act of 1940 Post-Effective Amendment No. 3, File No. 2-17277, and incorporated herein by reference.
 (3) Filed February 28, 1986, as an exhibit to Form N-1A Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 29 and Registration Statement under Investment Company Act of 1940 Post-Effective Amendment No. 8, File No. 2-17277, and incorporated herein by reference.
 (4) Filed April 17, 1987, as an exhibit to Form N-1A Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 30 and Registration Statement under Investment Company Act of 1940 Post-Effective Amendment No. 9, File No. 2-17277, and incorporated herein by reference.
 (5) Filed February 26, 1990, as an exhibit to Form N-1A Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 33 and Registration Statement under Investment Company Act of 1940 Post-Effective Amendment No. 12, File No. 2-17277, and incorporated herein by reference.
 (6) Filed February 26, 1991, as an exhibit to Form N-1A Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 34 and Registration Statement under Investment Company Act of 1940 Post-Effective Amendment No. 13, File No. 2-17277, and incorporated herein by reference.
 (7) Filed February 26, 1993, as an exhibit to Form N-1A Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 36 and Registration Statement under Investment Company Act of 1940 Post-Effective Amendment No. 15, File No. 2-17277, and incorporated herein by reference.
 (8) Filed February 25, 1994, as an exhibit to Form N-1A Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 37 and Registration Statement under Investment Company Act of 1940 Post-Effective Amendment No. 16, File No. 2-17277, and incorporated herein by reference.
 (9) Filed February 24, 1995, as an exhibit to Form N-1A Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 38 and Registration Statement under Investment Company Act of 1940 Post-Effective Amendment No. 17, File No. 2-17277, and incorporated herein by reference.
(10) Filed February 23, 1996, as an exhibit to Registrant's Definitive Proxy Statement under Section 14(a) of the Securities Exchange Act of 1934, as amended, and incorporated herein by reference.
(11) Filed April 19, 1996, as an exhibit to Form N-1A Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 39 and Registration Statement under Investment Company Act of 1940 Post-Effective Amendment No. 18, File No. 2-17277, and incorporated herein by reference.
(12) Filed April 30, 1997, as an exhibit to Registrant's Form NSAR for the period ended December 31, 1996, pursuant to Section 13 or 15(d) of the Securities Exchange Act of 1934, as amended, and incorporated herein by reference.
(13) Filed February 28, 1997, as Exhibit A to Registrant's Definitive Proxy Statement pursuant to Section 14(a) of the Securities Exchange Act of 1934, as amended, and incorporated herein by reference.
(14) Filed April 17, 1997, as an exhibit to Form N-1A Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 41 and Registration Statement under Investment Company Act of 1940 Post Effective Amendment No. 20, File No. 2-17277, and incorporated here in by reference.

Item 24. Persons Controlled by or Under Common Control with Registrant

         No person is directly or indirectly controlling, controlled by, or under common control with the Registrant.

Item 25. Indemnification

         Reference is made to Article VI, Section 5 of Registrant's Trust Agreement, as amended, filed as Exhibit 1 under Part C, Item 24(b) (the "Trust Agreement"), which generally provides that no director or officer shall be liable to the Registrant or to its Investors or to any other person for any action which such director or officer may in good faith take or refrain from taking as a director or officer; provided, however, that no officer or director of the Registrant shall be protected against any liability to the Registrant or its Investors caused by such officer's or director's willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, nor shall anything in Section 5 protect any officer or director against any liability arising under any provision of the Securities Act of 1933 (the "Securities Act").

         Reference is also made to Article VI, Section 6 of Registrant's Trust Agreement, which generally provides that an officer or director shall be indemnified by the Registrant to the maximum extent permitted by applicable law against all expenses, judgments, fines, settlements and other amounts reasonably incurred or suffered by such person in connection with any threatened, pending or completed legal proceeding brought by a third party in which he or she is involved by reason of his or her relationship to the Registrant. No indemnification shall be provided, however, with respect to any liability arising by reason of the "Disabling Conduct" of the person seeking indemnity. "Disabling Conduct" generally means willful misfeasance, bad faith, gross negligence, reckless disregard of duties, or any conduct that amounts to a violation of the Securities Act.

         Any officer or director who is a party to an action which is brought by the Registrant shall also be indemnified, provided that if such person is adjudged by a court to be liable to the Registrant in the performance of his or her duty, indemnification shall be made only to the extent a court determines that there has been no Disabling Conduct and that such person is fairly and reasonably entitled to indemnity.

         Expenses incurred in connection with a legal proceeding shall be advanced by the Registrant to an officer or director prior to the proceeding's final disposition, provided such officer or director agrees to repay all advanced amounts unless it is ultimately determined that he or she is entitled to indemnification, and such officer or director meets certain other conditions to the advance.

         Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

         Registrant's response to Part B, Item 14 contained in "Management of the Trust Fund," is hereby incorporated herein by reference.

Item 27. Principal Underwriter

         a. The underwriter of the Registrant is SIFE. SIFE acts as underwriter and investment adviser only for the Registrant.

         b. Registrant's response to Part B, Item 14, contained in "Management of the Trust Fund," is hereby incorporated herein by reference.

Item 28. Location of Accounts and Records

         The accounts,  books and other  documents  required to be maintained by
Section 31(a) of the Investment Company Act of 1940 are kept at the offices of SIFE, 100 North Wiget Lane, Walnut Creek, CA 94598.

Item 29. Management Services

         Inapplicable.

Item 30. Undertakings

         Inapplicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in this City of Walnut Creek and State of California, on the 24th day of February, 1999.


                                              SIFE Trust Fund

                                              By: /s/ Bruce W. Woods
                                                 -------------------------------
                                                     Bruce W. Woods
                                                     President & Chief Executive
                                                     Officer


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

            Signature                                             Title                            Date
            ---------                                             -----                            ----
        BRUCE W. WOODS /s/                   Director; President & Chief Executive Officer     February 24,
-----------------------------------          of the Trust Fund (Principal Executive Officer        1999
        (Bruce W. Woods)                     & Principal Accounting Officer)


        GARY ISAACSON /s/                    Chief Financial Officer of the Trust Fund         February 24,
-----------------------------------          (Principal Accounting Officer)                        1999
         (Gary Isaacson)


      HAIG G. MARDIKIAN /s/                  Director; Chairman of the Board                        *
-----------------------------------
       (Haig G. Mardikian)


      WALTER S. NEWMAN /s/                   Director; Vice-Chairman of the Board                   *
-----------------------------------
       (Walter S. Newman)


  CHARLES W. FROEHLICH, JR. /s/              Director; Secretary                                    *
-----------------------------------
   (Charles W. Froehlich, Jr.)


        NEIL L. DIVER /s/                    Director                                               *
-----------------------------------
         (Neil L. Diver)


    DIANE HOWARD BELDING /s/                 Director                                               *
-----------------------------------
     (Diane Howard Belding)


        JOHN A. MEANY /s/                    Director                                               *
-----------------------------------
       (John A. Meany)


*    By: BRUCE W. WOODS/s/                      Dated:   FEBRUARY 24, 1999
         -----------------------------                   -----------------------
         Bruce W. Woods, Attorney-in-Fact